Borrowings - Additional information (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2025 JPY (¥) loan item
Debt Instrument [Line Items]
Long-term debt | ¥	¥ 1,348,366
Number of loan agreements containing financial covenants | loan	0
Kouji Eguchi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	3
Long-term debt | ¥	¥ 199,500
Kouji Eguchi | Class A Common
Debt Instrument [Line Items]
Ownership percentage	100.00%
Kazuyoshi Takahashi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	3
Long-term debt | ¥	¥ 28,611
Number of banks | item	2
Common stock | Kouji Eguchi
Debt Instrument [Line Items]
Ownership percentage	23.76%